Derivative Financial Instruments - Credit Risk Narrative (Details) MXV in Thousands	Dec. 31, 2023 MXV derivativeInstrument	Dec. 31, 2022 derivativeInstrument
Disclosure of detailed information about financial instruments [line items]
Number of cross-currency swaps	1	4
Number of cross currency swaps with a recouponing clause	2
UDIs | Fair Value | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
UDI cross-currency swap | MXV	721,564